Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Experience Plan	R$ (2,640,120)	R$ (807,895)	R$ (446,444)
Changes in Financial Assumptions	4,632,632	85,634	(2,615,119)
Changes in Financial Demographic			1,228
Gain (Loss) Actuarial - Obligation	1,992,512	(722,261)	(3,060,335)
Return on Investment, Return Unlike Implied Discount Rate	(791,317)	2,994,598	2,624,960
Gain (Loss) Actuarial - Asset	(791,317)	2,994,598	2,624,960
Changes in Surplus / Deficit Uncollectible	R$ (630,255)	R$ (1,318,382)	R$ (164,428)